Taxes (Details) - Schedule of Taxes Payable - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 2,806,694	$ 2,639,258
Value-added tax payable	1,144,361	1,098,163
Other taxes payable	145,786	140,289
Total taxes payable	$ 4,096,841	$ 3,877,710